Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Interest income and interest expense for financial assets or financial liabilities not at fair value through profit or loss [abstract]
Schedule of Financial Assets and Liabilities
Below is a comparison between the value at which the Bank’s financial assets and liabilities are recorded and their fair value as of December 31, 2025 and 2024:

	As of December 31,
	2025		2024
	Book value	Fair value	Book value	Fair value
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets for trading at FVTPL
Financial derivative contracts	10,879,777	10,879,777	12,309,770	12,309,770
Debt financial instruments	714,628	714,628	329,327	329,327
Financial assets at FVOCI
Debt financial instrument	3,598,366	3,598,366	2,687,485	2,687,485
Other financial instruments	291,586	291,586	74,903	74,903
Financial derivative contracts for hedge accounting	261,192	261,192	843,628	843,628
Financial assets at amortised cost
Rights under repurchase agreements	427,983	428,483	153,087	153,087
Debt financial instruments	5,525,242	5,593,724	5,176,005	5,207,697
Interbank loans	68,176	68,176	31,282	31,307
Loans and account receivable from customers	39,642,246	40,119,171	40,099,872	40,597,772
Guarantee deposits (margin accounts)	2,075,671	2,075,671	1,847,101	1,847,101

Liabilities
Financial liabilities for trading at FVTPL
Financial derivative contracts	10,587,308	10,587,308	12,155,024	12,155,024
Financial derivative contracts for accounting hedges	912,716	912,716	898,394	898,394
Financial liabilities at amortised cost
Deposits and other demand liabilities	14,075,590	14,075,590	14,260,609	14,260,609
Time deposits and other time liabilities	16,493,783	16,678,683	17,098,625	17,249,068
Obligations under repurchase agreements and securities lending	2,755,243	2,836,063	276,588	276,588
Interbank borrowings	3,434,237	3,564,731	4,337,947	4,357,838
Issued debt instruments	7,699,100	7,731,098	8,133,275	7,998,659
Other financial liabilities	224,321	224,321	200,541	200,541
Regulatory capital financial instruments	1,948,493	2,067,241	1,910,697	1,945,784
Guarantees received (margin accounts)	1,541,061	1,541,061	1,832,345	1,832,345

Financial Assets Classified as Level 2 and Level 3
The following financial instruments are classified under Level 2:

Type of financial instrument	Model used in valuation	Description of unobservable inputs
● Mortgage and private bonds	Present Value of Cash Flows Model	Internal Rates of Return (“IRRs”) are provided by RiskAmerica, according to the following criterion: If, at the valuation day, there are one or more valid transactions at the Santiago Stock Exchange for a given nemotechnic, the reported rate is the weighted average amount of the observed rates. In the case there are no valid transactions for a given mnemonic on the valuation day, the reported rate is the IRR base from a reference structure, plus a spread model based on historical spread for the same item or similar ones.

● Time deposits	Present Value of Cash Flows Model	IRRs are provided by RiskAmerica, according to the following criterion: If, at the valuation day, there are one or more valid transactions at the Santiago Stock Exchange for a given mnemonic, the reported rate is the weighted average amount of the observed rates. In the case there are no valid transactions for a given mnemonic on the valuation day, the reported rate is the IRR base from a reference structure, plus a spread model based on issuer curves.

● Constant Maturity Swaps (CMS), FX and Inflation Forward (Fwd) , Cross Currency Swaps (CCS), Interest Rate Swap (IRS)	Present Value of Cash Flows Model	IRRs are provided by ICAP, GFI, Tradition, and Bloomberg according to this criterion: With published market prices, a valuation curve is created by the bootstrapping method and is then used to value different derivative instruments.

● FX Options	Black-Scholes	Formula adjusted by the volatility simile (implicit volatility), Prices (volatility) are provided by BGC Partners, according to this criterion: With published market prices, a volatility parameter is created by interpolation and then these volatilities are used to value options.

● Guarantee deposits, guarantee received (Threshold)	Present Value of Cash Flows Model	Collateral associated to derivatives financial contracts: Average trading swap (CMS), FX and inflation Forward, Cross Currency Swap (CCS), Interest Rate Swap (IRS) y FX options.
The following financial instruments are classified under Level 3:

Type of financial instrument	Model used in valuation	Description of unobservable inputs
● Caps/Floors/Swaptions	Black Normal model for Cap/Floors and Swaptions	There is unobservable input of implied volatility.
	Black – Scholes	There is unobservable input of implied volatility.
	Hull-White	Hybrid HW model for rates and Brownian motion for FX. There is unobservable volatility input
	FRA Implicit	Start FW not supported by Murex (platform) due to UF FW estimation
● CCS, IRS, CMS at TAB rates	Present Value of Cash Flows Model	- Valuation obtained using interest curve interpolating to maturity of flows, however, TAB is not a directly observable variable nor correlated to any market input. - Valuation using prices of instruments with similar characteristics plus a liquidity penalty rate.
● CCS (maturity> 30 years)	Present Value of Cash Flows Model	The rates are provided by ICAP, GFI, Tradition and Bloomberg according following criteria: Using the published market prices, the valuation curve is constructed using the bootstrapping method and this curve is then used to value the different derivatives.
● Loans and account receivable at FVOCI	Present Value of Cash Flows Model	Measured by discounting estimated cash flow using the interest rate of new contracts.
● Mortgage finance bonds	Present Value of Cash Flows Model	The yields (YTM) are provided by RiskAmérica according to the following criteria: If, on the valuation date, there are one or more valid transactions on the Santiago Stock Exchange for a given ticker symbol, the reported rate is the weighted average of the observed rates. If there are no valid transactions for a given ticker symbol on the valuation date, the reported rate is a "base YTM," derived from a reference structure, plus a "Model Spread" based on historical spread data for the same or similar securities.

Schedule of Assets and Liabilities on Recurrent Basis
The following table presents the assets and liabilities that are measured at fair value on a recurrent basis:

	Fair value measurement
As of December 31,	2025	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets for trading at FVTPL
Financial derivative contracts	10,879,777	-	10,874,986	4,791
Debt financial instruments	714,628	714,628	-	-
Financial assets at FVOCI
Debt financial instrument	3,598,366	3,594,882	-	3,484
Other financial instruments	291,586			291,586
Financial derivative contracts for hedge accounting	261,192	-	261,192	-
Guarantee deposits (margin accounts)	2,075,671	-	2,075,671	-
Total	17,821,220	4,309,510	13,211,849	299,861
Liabilities
Financial liabilities for trading at FVTPL
Financial derivative contracts	10,587,308	-	10,587,308	-
Financial derivative contracts for accounting hedges	912,716	-	912,716	-
Guarantees received (margin accounts)	1,541,061	-	1,541,061	-
Total	13,041,085	-	13,041,085	-
NOTE 36 - FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES. continued

	Fair value measurement
As of December 31,	2024	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets for trading at FVTPL
Financial derivative contracts	12,309,770	-	12,304,162	5,608
Debt financial instruments	329,327	329,327	-	-
Financial assets at FVOCI
Debt financial instrument	2,687,485	2,682,479	-	5,006
Other financial instruments	74,903	-	-	74,903
Financial derivative contracts for hedge accounting	843,628	-	843,628	-
Guarantee deposits (margin accounts)	1,847,101		1,847,101	-
Total	18,092,214	3,011,806	14,994,891	85,517
Liabilities
Financial liabilities for trading at FVTPL
Financial derivative contracts	12,155,024	-	12,155,021	3
Financial derivative contracts for accounting hedges	898,394	-	898,394	-
Guarantees received (margin accounts)	1,832,345	-	1,832,345	-
Total	14,885,763	-	14,885,760	3

Schedule of Assets or Liabilities Which Are Not Measured At Fair Value
The following table presents assets or liabilities which are not measured at fair value in the statements of financial position but for which the fair value is disclosed:

	Fair value measurement
As of December 31,	2025	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets at amortised cost
Rights for repurchase agreements and securities loans	428,483	-	-	428,483
Debt financial instruments	5,593,724	5,593,724	-	-
Interbank loans	68,176	-	-	68,176
Loans and account receivable from customers	40,119,171	-	-	40,119,171
Total	46,209,554	5,593,724	-	40,615,830
Liabilities
Financial liabilities at amortised cost
Deposits and other demand liabilities	14,075,590	-		14,075,590
Time deposits and other time liabilities	16,678,683	-	16,678,683	-
Obligations under repurchase agreements and securities lending	2,836,063	-	2,836,063	-
Interbank borrowings	3,564,731	-	3,564,731	-
Issued debt instruments	7,731,098	-	7,731,098	-
Other financial liabilities	224,321	-	-	224,321
Regulatory capital financial instruments	2,067,241	-	2,067,241	-
Total	47,177,727	-	32,877,816	14,299,911
NOTE 36 - FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES. continued

	Fair value measurement
As of December 31,	2024	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets at amortised cost
Rights for repurchase agreements and securities loans	153,087	-	153,087	-
Debt financial instruments	5,207,697	5,207,697	-	-
Interbank loans	31,307	-	-	31,307
Loans and account receivable from customers	40,597,772	-	-	40,597,772
Total	45,989,863	5,207,697	153,087	40,629,079
Liabilities
Financial liabilities at amortised cost
Deposits and other demand liabilities	14,260,609	-	-	14,260,609
Time deposits and other time liabilities	17,249,068	-	17,249,068	-
Obligations under repurchase agreements and securities lending	276,588	-	276,588	-
Interbank borrowings	4,357,838	-	4,357,838	-
Issued debt instruments	7,998,659	-	7,998,435	224
Other financial liabilities	200,541	-	-	200,541
Regulatory capital financial instruments	1,945,784	-	1,945,784	-
Total	46,289,087	-	31,827,713	14,461,374

Schedule of Financial Instruments Classified As Level 3
The table below shows the effect, at December 31, 2025 and 2024, on the fair value of the main financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation. This effect was determined by a sensitivity analysis under a 1bp scenario, detailed in the following table:

As of December 31, 2025
Instrument Level 3	Valuation technique	Main unobservable inputs	Impacts (in MCh$) Sens, -1bp Unfavorable scenario	Impacts (in MCh$) Sens, +1bp Favorable scenario
Financial derivatives contracts - CCS	Discounted Cash Flows	Credit spread	(10.55)%	10.55%
Debt financial instruments at FVOCI	Discounted Cash Flows	Observability	(0.76)%	0.76%
Other financial instruments at FVOCI - mortgage loans	Discounted Cash Flows	Observability	(260.97)%	260.97%
Other financial instruments at FVOCI - commercial loans	Discounted Cash Flows	Interest rate curve	(0.96)%	0.96%
NOTE 36 - FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES. continued

As of December 31, 2024
Instrument Level 3	Valuation technique	Main unobservable inputs	Impacts (in MCh$) Sens, -1bp Unfavorable scenario	Impacts (in MCh$) Sens, +1bp Favorable scenario
Financial derivatives contracts - FX options	FX option pricing model	Volatility	(4.16)%	4.16%
Financial derivatives contracts - CCS	Discounted Cash Flows	Credit spread	(12.33)%	12.33%
Debt financial instruments at FVOCI	Discounted Cash Flows	Observability	(1.08)%	1.08%
Other financial instruments at FVOCI - mortgage loans	Discounted Cash Flows	Observability	(25.15)%	25.15%
Other financial instruments at FVOCI - commercial loans	Discounted Cash Flows	Interest rate curve	(147.93)%	147.93%

Schedule of Assets and Liabilities Measured At Fair Value on a Recurrent Basis Using Unobserved Significant Entries (Level 3)
The following table presents the Bank’s activity for assets and liabilities measured at fair value on a recurrent basis using unobserved significant inputs (Level 3) as of December 31, 2025, 2024 and 2023:

	Assets	Liabilities
	MCh$	MCh$
As of January 1, 2025	85,517	3
Total realized and unrealized profits (losses)
Included in statements of income	-	-
Included in other comprehensive income	(34,911)	-
Purchases, issuances, and loans (net)	240,980	-
Level transfer	8,275	-
As of December 31, 2025	299,861	3

Total profits or losses included in comprehensive income for 2024 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2025	214,344	-

	Assets	Liabilities
	MCh$	MCh$
As of January 1, 2024	105,711	-
Total realized and unrealized profits (losses)
Included in statements of income	(19)	-
Included in other comprehensive income	5,015	-
Purchases, issuances, and loans (net)	(35,802)	2
Level transfer	10,612	1
As of December 31, 2024	85,517	3

Total profits or losses included in comprehensive income for 2023 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2024	(20,194)	3
NOTE 36 - FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES. continued

	Assets	Liabilities
	MCh$	MCh$
As of January 1, 2023	142,776	-
Total realized and unrealized profits (losses)
Included in statements of income	(19)	-
Included in other comprehensive income	9,352	-
Purchases, issuances, and loans (net)	(46,398)	-
Level transfer	-	-
As of December 31, 2023	105,711	-

Total profits or losses included in comprehensive income for 2022 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2023	(37,065)	-

Schedule of Financial Instruments Subject to Compensation
The following tables show the financial instruments subject to compensation in accordance with IAS 32, for 2025 and 2024:

As of December 31, 2025
	On-balance sheet amounts with netting agreements		Remaining financial instruments not linked, nor subject to neeting agreements	Statements of Financial Position balances
	Compensated in balance	Net amount presented in balance
	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million
Financial instruments Assets
Financial derivative contracts and hedge accounting (1)	-	10,907,313	233,656	11,140,969
Repurchase and securities lending contracts	-	427,983	-	427,983
Loans and accounts receivable and interbank loans (2)	-	-	39,710,422	39,710,422
Total	-	11,335,296	39,944,078	51,279,374
Liabilities
Financial derivative contracts and hedge accounting	-	11,257,707	242,317	11,500,024
Repurchase and securities lending contracts	-	2,755,243	-	2,755,243
Deposits and interbank borrowings	-	-	34,003,610	34,003,610
Total	-	14,012,950	34,245,927	48,258,877
(1)Derivatives contract have guarantees associated for assets Ch$1,985,631 million million and liabilities Ch$1,433,944 million.
(2)Loans and accounts receivable and interbank loans at amortised cost.
NOTE 36 - FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES. continued

As of December 31, 2024
	On-balance sheet amounts with netting agreements		Remaining financial instruments not linked, nor subject to neeting agreements	Amount in Statements of Financial Position
	Compensated in balance	Net amount presented in balance
	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million
Financial instruments Assets
Financial derivative contracts and hedge accounting (1)	-	12,931,746	221,652	13,153,398
Repurchase agreements and securities lending	-	153,087	-	153,087
Loans and accounts receivable and interbank loans (2)	-	-	40,131,154	40,131,154
Total	-	13,084,833	40,352,806	53,437,639
Liabilities
Financial derivative contracts and hedge accounting	-	12,732,211	321,207	13,053,418
Repurchase and securities lending contracts	-	276,588	-	276,588
Deposits and interbank borrowings (3)	-	-	35,697,181	35,697,181
Total	-	13,008,799	36,018,388	49,027,187
(1)Derivatives contract have guarantees associated for assets Ch$1,840,673 million and liabilities Ch$1,594,111 million.
(2)Loans and accounts receivable and interbank loans at amortised cost
(3)Include Deposits and other demand liabilities, Time deposits and other time liabilities and interbank borrowings

Schedule of Credit Exposure in its Financial Derivative Operations	In terms collateral (received/delivered) operates when the net of the fair value of the financial instruments held exceed the thresholds defined in the respective contracts.

	As of December 31, 2025		As of December 31, 2024
Financial derivative contracts	Assets	Liability	Assets	Liability
	MCh$	MCh$	MCh$	MCh$
Financial derivative contracts with collateral agreement	1,985,631	1,433,944	1,840,673	1,594,111
Financial derivative contracts without collateral agreement	9,155,338	10,066,080	11,312,725	11,459,307
Total	11,140,969	11,500,024	13,153,398	13,053,418